Borrowings (Aggregate Annual Maturities and Weighted-Average Rates of FHLB-Dallas Advances with Original Maturity of Over One Year) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Instrument [Line Items]
FHLB-Dallas advances, Amount	$ 280,763
Weighted-Average Interest Rate	3.80%
2012 [Member]
Debt Instrument [Line Items]
FHLB-Dallas advances, Amount	31
Weighted-Average Interest Rate	3.22%
2013 [Member]
Debt Instrument [Line Items]
FHLB-Dallas advances, Amount	32
Weighted-Average Interest Rate	3.25%
2014 [Member]
Debt Instrument [Line Items]
FHLB-Dallas advances, Amount	33
Weighted-Average Interest Rate	3.27%
2015 [Member]
Debt Instrument [Line Items]
FHLB-Dallas advances, Amount	21
Weighted-Average Interest Rate	4.54%
2016 [Member]
Debt Instrument [Line Items]
FHLB-Dallas advances, Amount	260,022
Weighted-Average Interest Rate	3.89%
2017 [Member]
Debt Instrument [Line Items]
FHLB-Dallas advances, Amount	20,023
Weighted-Average Interest Rate	2.54%
Thereafter [Member]
Debt Instrument [Line Items]
FHLB-Dallas advances, Amount	$ 601
Weighted-Average Interest Rate	4.54%